Segmental Analysis - Contributions by Geographical Area (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue		£ 7,616.0	£ 7,492.7	£ 15,602.4
Headline operating profit	[1]	729.6	782.9	1,962.1
North America [member]
Disclosure of geographical areas [line items]
Revenue	[2]	2,592.3	2,598.1	5,371.0
Revenue less pass-through costs	[3]	2,156.6	2,155.2	4,474.2
Headline operating profit	[1]	£ 301.1	£ 341.6	£ 788.7
Headline operating profit margin	[4]	14.00%	15.90%	17.60%
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue		£ 1,103.8	£ 1,091.5	£ 2,189.4
Revenue less pass-through costs	[3]	831.2	832.9	1,691.3
Headline operating profit	[1]	£ 106.7	£ 107.3	£ 236.8
Headline operating profit margin	[4]	12.80%	12.90%	14.00%
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Revenue		£ 1,625.0	£ 1,609.9	£ 3,335.3
Revenue less pass-through costs	[3]	1,305.9	1,319.2	2,735.4
Headline operating profit	[1]	£ 118.6	£ 122.1	£ 346.9
Headline operating profit margin	[4]	9.10%	9.30%	12.70%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue		£ 2,294.9	£ 2,193.2	£ 4,706.7
Revenue less pass-through costs	[3]	1,855.2	1,841.6	3,925.7
Headline operating profit	[1]	£ 203.2	£ 211.9	£ 589.7
Headline operating profit margin	[4]	11.00%	11.50%	15.00%

[1]	A reconciliation from operating profit to headline operating profit is provided in note 22.
[2]	North America includes the US with revenue of £2,452.5 million (period ended 30 June 2018: £2,454.1 million; year ended 31 December 2018: £5,074.1 million), revenue less pass-through costs of £2,041.3 million (period ended 30 June 2018: £2,038.6 million; year ended 31 December 2018: £4,236.7 million) and headline operating profit of £283.5 million (period ended 30 June 2018: £323.1 million; year ended 31 December 2018: £747.8 million).
[3]	Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 4 for more details of the pass-through costs.
[4]	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.